UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:___
      This Amendment(Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     SiVest Group, Inc.
Address:  150 Almaden Boulevard, Suite 1250
          San Jose, California 95113

Form 13F File Number: 28-13609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin M. Landis
Title:    President
Phone:    (408) 624-9534

Signature, Place, and Date of Signing

          /s/ Kevin Landis       San Jose, California           11/14/11
          ----------------       --------------------           --------
             [Signature]             [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           58
                                         -----------

Form 13F Information Table Value Total:  $ 87,382.59
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

          COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
----------------------------  ------------  ---------  -----------  ----------------------  ----------  -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                TITLE OF                  VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   -------------------
       NAME OF ISSUER            CLASS        CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
----------------------------  ------------  ---------  -----------  -----------  ---  ----  ----------  -------- ------- ------ ----
Motorola Mobility Holdings,
  Inc.                        Common Stock  620097105        9,445      250,000  SH         SOLE                 250,000
Varian Semiconductor
  Equipment Associates, Inc.  Common Stock  922207105        7,338      120,000  SH         SOLE                 120,000
Apple, Inc.                   Common Stock  037833100        5,910       15,500  SH         SOLE                  15,500
NetLogic Microsystems, Inc.   Common Stock  64118B100        4,812      100,000  SH         SOLE                 100,000
Microsoft Corp.               Common Stock  594918104        4,729      190,000  SH         SOLE                 190,000
Intevac, Inc.                 Common Stock  461148108        3,935      562,956  SH         SOLE                 562,956
Sina Corp.                    Common Stock  011119239        3,581       50,000  SH         SOLE                  50,000
Amazon.com, Inc.              Common Stock  023135106        3,243       15,000  SH         SOLE                  15,000
Baidu.com, Inc.               Common Stock  056752108        3,207       30,000  SH         SOLE                  30,000
iPath S&P 500 VIX
  Short-Term Futures ETN      Common Stock  06740C261        3,202       60,000  SH         SOLE                  60,000
VMware, Inc.                  Common Stock  928563402        2,411       30,000  SH         SOLE                  30,000
NVIDIA Corp.                  Common Stock  67066G104        2,377      190,000  SH         SOLE                 190,000
Fabrinet                      Common Stock  G3323L100        2,338      125,000  SH         SOLE                 125,000
Ericsson                      Common Stock  294821608        2,292      240,000  SH         SOLE                 240,000
Marvell Technology Group
  Ltd.                        Common Stock  G5876H105        2,177      150,000  SH         SOLE                 150,000
Skyworks Solutions, Inc.      Common Stock  83088M102        1,796      100,000  SH         SOLE                 100,000
Equinix, Inc.                 Common Stock  29444U502        1,777       20,000  SH         SOLE                  20,000
F5 Networks, Inc.             Common Stock  315616102        1,776       25,000  SH         SOLE                  25,000
Nokia Corp. - ADR             ADR           654902204        1,698      300,000  SH         SOLE                 300,000
Akamai Technologies, Inc.     Common Stock  00971T101        1,590       80,000  SH         SOLE                  80,000
Riverbed Technology, Inc.     Common Stock  768573107        1,397       70,000  SH         SOLE                  70,000
OpenTable, Inc                Common Stock  68372A104        1,380       30,000  SH         SOLE                  30,000
Rackspace Hosting, Inc.       Common Stock  750086100        1,366       40,000  SH         SOLE                  40,000
CIENA Corp.                   Common Stock  171779309        1,344      120,000  SH         SOLE                 120,000
Intel Corp.                   Common Stock  458140100          853       40,000  SH         SOLE                  40,000
Yandex N. V.                  Common Stock  N97284108          818       40,000  SH         SOLE                  40,000
Symantec Corp.                Common Stock  871503108          815       50,000  SH         SOLE                  50,000
SanDisk Corp.                 Common Stock  80004C101          807       20,000  SH         SOLE                  20,000
Google, Inc.                  Common Stock  38259P508          773        1,500  SH         SOLE                   1,500
QUALCOMM, Inc.                Common Stock  747525103          729       15,000  SH         SOLE                  15,000
Cisco Systems, Inc.           Common Stock  17275R102          620       40,000  SH         SOLE                  40,000
Corning, Inc.                 Common Stock  219350105          611       49,460  SH         SOLE                  49,460
Oracle Corp.                  Common Stock  68389X105          575       20,000  SH         SOLE                  20,000
E-Commerce China Dangdang,
  Inc.                        Common Stock  26833A105          549      111,200  SH         SOLE                 111,200
Giant Interactive Group,
  Inc.                        Common Stock  374511103          400      120,000  SH         SOLE                 120,000
Micron Technology, Inc.       Common Stock  595112103          378       75,000  SH         SOLE                  75,000
VeriFone Holdings, Inc.       Common Stock  92342Y109          350       10,000  SH         SOLE                  10,000
ASML Holding N.V.             Common Stock  N07059186          345       10,000  SH         SOLE                  10,000
QQQ111022P00051000            Put           Put                340        2,000       PUT   SOLE                   2,000
LG Display Co., Ltd           Common Stock  50186V102          326       40,000  SH         SOLE                  40,000
QQQ111022P00054000            Put           Put                311        1,000       PUT   SOLE                   1,000
Applied Materials, Inc.       Common Stock  038222105          311       30,000  SH         SOLE                  30,000
QQQ111022P00050000            Put           Put                278        2,000       PUT   SOLE                   2,000
QQQ111217P00056000            Put           Put                275          500       PUT   SOLE                     500
QQQ111022P00053000            Put           Put                251        1,000       PUT   SOLE                   1,000
QQQ111217P00055000            Put           Put                250          500       PUT   SOLE                     500
GT Advanced Technologies,
  Inc.                        Common Stock  36191U106          224       31,900  SH         SOLE                  31,900
Juniper Networks, Inc.        Common Stock  48203R104          173       10,000  SH         SOLE                  10,000
Echelon Corp.                 Common Stock  27874N105          137       19,500  SH         SOLE                  19,500
Hanwha SolarOne, Ltd          Common Stock  41135V103          121       50,400  SH         SOLE                  50,400
SunPower Corp. - Class B      Common Stock  867652307          117       15,931  SH         SOLE                  15,931
JA Solar Holdings Co Ltd.     Common Stock  466090107          116       65,000  SH         SOLE                  65,000
A123 Systems, Inc.            Common Stock  03739T108          104       30,100  SH         SOLE                  30,100
Trina Solar Limited - Spon
  ADR                         Common Stock  89628E104           89       14,600  SH         SOLE                  14,600
Power-One, Inc.               Common Stock  73930R102           71       15,700  SH         SOLE                  15,700
Yingli Green Energy Holding
  Company - ADR               Common Stock  98584B103           62       20,000  SH         SOLE                  20,000
Metalico, Inc.                Common Stock  591176102           45       11,500  SH         SOLE                  11,500
Orion Energy Systems, Inc.    Common Stock  686275108           37       14,000  SH         SOLE                  14,000
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